Business (Narratives) (Details) (USD $)	Dec. 31, 2012 property sqft tenant	Sep. 13, 2012
Business and Basis of Presentation
Number of tenants	124
Additional disclosures
Square footage of all real estate properties	38,500,000
Number of real estate properties	423
Common stock, per share value		$ 0.0001
Shares outstanding		40,396,245
Self storage and Hotel
Additional disclosures
Square footage of all real estate properties	800,000
Hotel
Additional disclosures
Number of real estate properties	1
Self Storage
Additional disclosures
Number of real estate properties	21
Owned and Managed Reits
Additional disclosures
Number of real estate properties	1,007